Organization and Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 19, 2021	Dec. 31, 2019
Nature Of Operations [Line Items]
Proceeds from redeemable convertible preferred stock	$ 0	$ 2,333	$ 67,000	$ 30,000
Proceeds from convertible debt			0	8,000
Retained earnings accumulated deficit	(126,884)		(115,076)	(59,757)
Cash cash equivalents and restricted cash	$ 41,397	$ 26,021	59,291	$ 31,034		$ 5,798
Dynamic Special Purpose Acquisition Corp [Member]
Nature Of Operations [Line Items]
Combined enterprise value on merger			276,000		$ 276,000
Funding of the merger through cash held in trust			$ 230,000		230,000
Common stock shares subscriptions value					$ 66,800
Sale of stock issue price per share			$ 10
Prospective Private Placement [Member] | Dynamic Special Purpose Acquisition Corp [Member]
Nature Of Operations [Line Items]
Common stock shares subscriptions value			$ 66,800
Sale of stock issue price per share			$ 10